Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Marketable Securities
Marketable Securities

The following table summarizes the marketable securities held at December 31, 2020 (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Marketable securities:
Commercial paper	$15,999	$1	$(2)	$15,998
United States Treasury securities	8,000	—	—	8,000
Total marketable securities	$23,999	$1	$(2)	$23,998

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Marketable securities:
Commercial paper	$15,999	$1	$(2)	$15,998
United States Treasury securities	8,000	—	—	8,000
Total marketable securities	$23,999	$1	$(2)	$23,998